Significant Accounting Policies - Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Numerator:
Net income (loss)	$ (7,432)	$ 1,287	$ (5,838)
Denominator:
Weighted-average common shares outstanding	18,692	18,346	18,005
Income (Loss) per common share	$ (0.4)	$ 0.07	$ (0.32)
Numerator:
Net income (loss)	$ (7,432)	$ 1,287	$ (5,838)
Denominator:
Weighted-average common shares outstanding	18,692	18,346	18,005
Dilutive effect of stock options and warrants	0	448
Weighted-average common shares outstanding – diluted	18,692	18,794	18,005
Diluted income (loss) per common share	$ (0.4)	$ 0.07	$ (0.32)